Intangible Assets - Additional Information (Details) - P3 Health Partners Inc. - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Anticipated amortization of intangible assets
2022	$ 84.0	$ 84.6
2023	84.0	84.6
2024	84.0	84.1
2025	$ 84.0	84.1
2026		$ 84.1